SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
INNEOVA Engineering Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[1]		$ 503
Sundry income	[1]		11
Purchases	[1]		247
Expenses	[1]		11
Spare Parts Zone Australia Pty Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[2]	400	206
Branded Filters Pty Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[2]	301	286
Purchases	[2]	147	1
Expenses	[2],[3]
Jurong Barrels And Drums Industries Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[4]			[3]
Purchases	[4]			[3]
Auto Saver Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[5]	130	108
Sundry income	[5]			[3]
Purchases	[5]	1
Expenses	[5]	124	152
PT Heavy Machindo Diesel [Member]
Related Party Transaction [Line Items]
Sale of products	[2]	296	274
Sundry income	[2]	2
Purchases	[2]	643	616
Expenses	[2]			[3]
Oceania Power And Solutions Pty Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[2]	12	26
Sundry income	[2]	12	12
Purchases	[2]	12	44
Soon Aik Global Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[5]	1
Expenses	[5]	89	71
EU Group Pte Ltd [Member]
Related Party Transaction [Line Items]
Expenses	[4]	275	272
N United Pte Ltd [Member]
Related Party Transaction [Line Items]
Expenses	[2]	18
Fleetzone Autoparts MS dn Bhd [Member]
Related Party Transaction [Line Items]
Expenses	[5]	$ 14	$ 12

[1]	Power Trans Engineering Pte. Ltd. is now known as INNEOVA Engineering Pte. Ltd. and in 2025, the Company acquired 100% stake in INNEOVA Engineering Pte. Ltd. from Soon Aik.
[2]	CE Neo is the sole owner of Soon Aik Holdings Pte. Ltd. (“SA Holdings”) and N-United Pte. Ltd. (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd. Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia.
[3]	These are related to the figures which are immaterial.
[4]	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte. Ltd., which in turn is the parent entity of EU Group Pte. Ltd. and Jurong Barrels & Drums Industries Pte. Ltd..
[5]	Soon Aik, the parent entity of the Company and is also the parent entity of Auto Saver Pte. Ltd. and Fleetzone Autoparts (M) Sdn. Bhd..